Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended	60 Months Ended	120 Months Ended
	Aug. 31, 2024	Aug. 31, 2024	Aug. 31, 2024	Aug. 31, 2023	Aug. 31, 2022	Aug. 31, 2021	Aug. 31, 2020	Aug. 31, 2019	Aug. 31, 2018	Aug. 31, 2017	Aug. 31, 2016	Aug. 31, 2015	Aug. 31, 2014
C000199848 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Invesco Conservative Income Fund (Class A)
Account Value	$ 11,988	$ 11,988	$ 11,988	$ 11,299	$ 10,856	$ 10,950	$ 10,939	$ 10,708	$ 10,415	$ 10,234	$ 10,121	$ 10,022	$ 10,000
Average Annual Return, Percent	6.10%	2.28%	1.83%
C000217952 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Invesco Conservative Income Fund (Class Y)
Account Value	$ 12,116	$ 12,116	$ 12,116	11,397	10,951	11,035	10,998	10,753	10,447	10,265	10,141	10,032	10,000
Average Annual Return, Percent	6.32%	2.42%	1.94%
C000142880 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Invesco Conservative Income Fund (Institutional Class)
Account Value	$ 12,127	$ 12,127	$ 12,127	11,406	10,956	11,036	10,999	10,753	10,447	10,265	10,141	10,032	10,000
Average Annual Return, Percent	6.33%	2.43%	1.95%
C000217951 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Invesco Conservative Income Fund (Class R6)
Account Value	$ 12,142	$ 12,142	$ 12,142	11,422	10,975	11,047	11,020	10,753	10,447	10,265	10,141	10,032	10,000
Average Annual Return, Percent	6.31%	2.46%	1.96%
Bloomberg U S Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 11,765	$ 11,765	$ 11,765	10,965	11,098	12,542	12,553	11,789	10,701	10,814	10,761	10,156	10,000
Average Annual Return, Percent	7.30%	(0.04%)	1.64%
ICE BofA US Treasury Bill Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	ICE BofA US Treasury Bill Index
Account Value	$ 11,742	$ 11,742	$ 11,742	$ 11,126	$ 10,673	$ 10,643	$ 10,634	$ 10,493	$ 10,243	$ 10,095	$ 10,034	$ 10,006	$ 10,000
Average Annual Return, Percent	5.53%	2.28%	1.62%